Document And Entity Information	Dec. 28, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2023
Entity Registrant Name	Advantage Solutions Inc.
Entity Central Index Key	0001776661
Entity Emerging Growth Company	false
Entity File Number	001-38990
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-4629508
Entity Address, Address Line One	15310 Barranca Parkway, Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	797-2900
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Warrants exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	ADVWW
Security Exchange Name	NASDAQ
Class A common stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ADV
Security Exchange Name	NASDAQ